Cover	Oct. 27, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 27, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-38392
Entity Registrant Name	BLINK CHARGING CO.
Entity Central Index Key	0001429764
Entity Tax Identification Number	03-0608147
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1489 West Warm Springs Rd
Entity Address, Address Line Two	Suite 110
Entity Address, City or Town	Henderson
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89014
City Area Code	305
Local Phone Number	521-0200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	BLNK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false